Property, plant and equipment - Schedule Of Detailed Information About Property Plant Equipment And Leased Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 11,974,480	$ 10,927,512	$ 9,782,647
Plant and equipment owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,961,967	10,923,294
Right of use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 12,513	$ 4,218